CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 4,229	$ 5,290
Trade accounts receivable, net	82,195	74,534
Inventories	33,156	29,396
Deferred income taxes	4,573	4,042
Prepaid expenses	3,785	3,803
Other current assets	5,962	6,366
Total current assets	133,900	123,431
Property, plant and equipment, net	126,225	140,274
Goodwill	1,481	1,481
Other assets	8,048	9,529
Assets held for sale	0	813
Total assets	269,654	275,528
Current liabilities:
Current maturities of long-term debt	615	1,164
Accounts payable	46,749	37,056
Accrued liabilities	31,233	31,253
Derivative liabilities	2,305	15,727
Total current liabilities	80,902	85,200
Long-term debt, net of current maturities	60,471	52,017
Other long-term obligations and deferred credits	6,547	7,429
Deferred income taxes	5,654	4,749
Total liabilities	153,574	149,395
Commitments and contingencies (Note 18)
Equity:
Preferred stock, $0.001 par value per share (10,000 shares authorized; none issued)	0	0
Common stock, $0.001 par value per share (100,000 shares authorized; 12,867 and 11,928 shares issued and outstanding as of December 31, 2011 and 2010)	13	12
Additional paid-in capital	133,939	131,875
Accumulated deficit	(17,457)	(5,754)
Cost of treasury stock, 60 common shares as of December 31, 2011	(415)	0
Total equity	116,080	126,133
Total liabilities and equity	$ 269,654	$ 275,528